Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss		$ (1,077,167)	$ (1,027,757)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation		22,747	44,284
Stock based compensation	760,000	230,400
Loss on extinguishment of short term loan payable		(3,424)
Change in fair value on convertible promissory note			(34,003)
Gain on extinguishment of convertible promissory note			46,667
Non-cash settlement of expenses			5,000
Changes in operating assets and liabilities:
Increase in other receivables		3,500	(90,559)
(Increase) decrease in prepaid expenses		(121,352)	62,236
Increase (decrease) in accounts payable and accrued liabilities		(164,333)	148,583
NET CASH USED IN OPERATING ACTIVITIES		(1,102,781)	(938,883)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock, net		1,112,470	805,000
Repayment of obligations under capital leases			(61,724)
Repayment of convertible promissory note			(20,001)
Proceeds from loans payable			19,840
Repayment of loans payable			(47,151)
NET CASH PROVIDED BY FINANCING ACTIVITIES		1,112,470	695,964
NET (DECREASE) INCREASE IN CASH		9,689	(242,919)
CASH - BEGINNING OF PERIOD		27,448	318,445
CASH - END OF PERIOD	37,137	37,137	75,526
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of loans payable into common shares		$ 23,776